Credit Risk - Summary of Residential Mortgages by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Capitalisation	£ 602	£ 587
Term extension	429	256
Interest-only	439	502
Concessionary interest rate	11
Total	1,481	1,345
Impairment loss allowances	£ 36	£ 29
Loans capitalisation forbearance Percentage	0.40%	0.40%
Loans term extension forbearance percentage	0.30%	0.20%
Loans interest only forbearance percentage	0.30%	0.30%
Loans forbearance percentage	0.90%	0.90%
Loans Concessionary interest rate forbearance percentage	0.00%	0.00%
Stage 2 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation	£ 405	£ 375
Term extension	338	161
Interest-only	342	389
Concessionary interest rate	1
Total	1,086	925
Impairment loss allowances	12	9
Stage 3 [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Capitalisation	197	212
Term extension	91	95
Interest-only	97	113
Concessionary interest rate	10
Total	395	420
Impairment loss allowances	£ 24	£ 20